Deferred income tax - Unrecognised tax losses which can be carried forward against future taxable income (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Unrecognised tax losses	¥ 91,221,000	¥ 71,862,000
Within 5 years
Deferred income tax
Unrecognised tax losses	¥ 91,221,000	¥ 71,862,000